Shareholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 08, 2016
Beginning Balance, Value at Dec. 08, 2016
Issuance of common stock, Shares	17,213,500
Issuance of common stock, Value	$ 1,721		(300)		1,421
Capital contribution by a shareholder		342			342
Net Loss				(4,670)	(4,670)
Ending Balance, Shares at Dec. 31, 2016	17,213,500
Ending Balance, Value at Dec. 31, 2016	$ 1,721	342	(300)	(4,670)	(2,907)
Issuance of common stock, Shares	2,773,500
Issuance of common stock, Value	$ 277		299		576
Issuance of common stock for services, Shares	1,400
Issuance of common stock for services, Value	$ 1				1
Issuance of common stock for property, Shares	290,000
Issuance of common stock for property, Value	$ 29	289,971			290,000
Net Loss				(20,838)	(28,838)
Ending Balance, Shares at Mar. 31, 2017	20,278,400
Ending Balance, Value at Mar. 31, 2017	$ 2,028	$ 290,313	$ (1)	$ (25,508)	$ 266,832